Loss per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss per Common Share
3.	Loss per Common Share
Basic loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding for the period. Diluted loss per common share is computed by dividing (a) net loss, by (b) the weighted-average number of common shares outstanding for the period plus dilutive potential common shares as determined using the treasury stock method for options and warrants to purchase common stock.
The following table represents the potential common shares issuable pursuant to outstanding securities as of the related period end dates that were excluded from the computation of diluted loss per common share because their inclusion would have had an anti-dilutive effect (in thousands):

	Three and Nine months ended September 30,
	2020	2019
Warrants to purchase shares of common stock	21	22
Convertible preferred stock	1,025	1,971
Options to purchase shares of common stock	757	500

Outstanding securities not included in calculations	1,803	2,493

3.	Loss per Common Share
Basic loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding for the period. Diluted net loss per common share is computed by dividing (a) net loss, less any anti-dilutive amounts recorded during the period, by (b) the weighted-average number of common shares outstanding for the period plus dilutive potential common shares as determined using the treasury stock method for options and warrants to purchase common stock.
The following table sets forth the computation of basic and diluted loss per common share for the periods presented (in thousands, except per share amounts):

	Year Ended December 31,
	2019	2018
Numerator:
Net loss—basic and diluted	$(23,330)	$(26,615)

Denominator:
Weighted-average common shares outstanding—basic and diluted	8,712	3,558

Net loss per common share:
Basic and Diluted	$(2.68)	$(7.48)

The following table represents the potential common shares issuable pursuant to outstanding securities as of the related period end dates that were excluded from the computation of diluted loss per common share because their inclusion would have had an anti-dilutive effect (in thousands):

	As of December 31,
	2019	2018
Warrants to purchase shares of common stock	22	22
Convertible preferred stock	1,971	633
Options to purchase shares of common stock	516	416

Outstanding securities not included in calculations	2,509	1,071